Property And Equipment, Net	12 Months Ended
Dec. 31, 2012
Property And Equipment, Net [Abstract]
Property And Equipment, Net
NOTE 7:-	PROPERTY AND EQUIPMENT, NET

	December 31,
	2012	2011
Cost:
Computers and peripheral equipment	$104,883	$87,119
Office furniture and equipment	16,149	15,741
Leasehold improvements	23,261	13,848

	144,293	116,708
Accumulated depreciation:
Computers and peripheral equipment	80,179	68,062
Office furniture and equipment	12,823	12,256
Leasehold improvements	10,013	8,091

	103,015	88,409

Depreciated cost	$41,278	$28,299

Depreciation expense totaled $ 16,280, $ 12,959 and $ 11,757 for the years 2012, 2011 and 2010, respectively.